Segment financial information	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Segment financial information

NOTE 6.	SEGMENT FINANCIAL INFORMATION
PEMEX’s primary business is the exploration and production of crude oil and natural gas, as well as the production, processing, marketing and distribution of petroleum and petrochemical products. As of December 31, 2020, PEMEX’s operations were conducted through six business segments: Exploration and Production, Industrial Transformation, Logistics, Fertilizers, the Trading Companies and Corporate and other operating Subsidiary Companies. Until June 30, 2019, PEMEX’s operations were also conducted through the additional two business segments: Drilling and Services (merged into Pemex Exploration and Production as of July 1, 2019) and Ethylene (merged into Pemex Industrial Transformation as of July 1, 2019). Prior to July 27, 2018, PEMEX’s operations were also conducted through the Cogeneration and Services business segment (liquidated company as of July 27, 2018). Due to PEMEX’s structure, there are significant amounts of inter-segment sales among the reporting segments, which are made at market prices.
The primary sources of revenue for PEMEX’s business segments are as described below:

•
The exploration and production segment earns revenues from domestic sales of crude oil and natural gas, and from exporting crude oil through certain of the Trading Companies. Crude oil export sales are made through the agent subsidiary company PMI CIM, to 19 major customers in various foreign markets. Approximately half of PEMEX’s crude oil is sold to Pemex Industrial Transformation.

•
The industrial transformation segment earns revenues from sales of refined petroleum products and derivatives, mainly to third parties within the domestic market. This segment also sells a significant portion of the fuel oil it produces to the
Comisión Federal de Electricidad
(Federal Eletricity Commission, or “CFE”) and a significant portion of jet fuel produced to the
Aeropuertos y Servicios Auxiliares
(Airports and Auxiliary Services Agency). The refining segment’s most important products are different types of gasoline and diesel.

•
The industrial transformation segment also earns revenues from domestic sources generated by sales of natural gas, liquefied petroleum gas, naphtha, butane and ethane and certain other petrochemicals such as methane derivatives, ethane derivatives, aromatics and derivatives.

•
The logistics segment earns income from transportation and storage of crude oil, petroleum products and petrochemicals, as well as related services, which it provides by employing pipelines and offshore and onshore resources, and from providing services related to the maintenance, handling, guarding and management of these products.

•	The fertilizers segment earns revenues from trading ammonia, fertilizers and its derivatives, mostly in the domestic market (merged as of January 1, 2021, see Note 28-E).

•
The trading companies segment, which consist of PMI CIM, PMI NASA, PMI Trading and MGAS (the “Trading Companies”), earns revenues from trading crude oil, natural gas and petroleum and petrochemical products in international markets.

•
The segment related to corporate and the Subsidiary Companies provides administrative, financing, consulting and logistical services, as well as economic, tax and legal advice and re-insurance
services to PEMEX’s subsidiary entities and companies.

•	The drilling segment receives income from drilling services, and servicing and repairing wells. This entity was merged into Pemex Exploration and Production on July 1, 2019.

•
The ethylene segment earns revenues from the distribution and trade of methane, ethane and propylene in the domestic market. This entity was merged into Pemex Industrial Transformation on July 1, 2019.

The following tables present the condensed financial information of these segments, after elimination of unrealized intersegment gain (loss), and include only select line items. The columns before intersegment eliminations include unconsolidated figures. As a result, the line items presented below may not total. These reporting segments are those which PEMEX’s management evaluates in its analysis of PEMEX and on which it bases its decision-making. These reporting segments are presented in PEMEX’s reporting currency.

As of/ for the year ended December 31, 2020	Exploration and Production	Industrial Transformation	Logistics	Fertilizers (1)	Trading Companies	Corporate and Other Operating Subsidiary Companies	Intersegment eliminations	Total

Sales:
Trade	301,393,451	477,729,504	—	1,515,464	159,786,736	8,521,205	—	948,946,360
Intersegment	242,454,754	97,303,328	80,575,471	425,374	280,924,383	98,451,594	(800,134,904)	—
Services income	133,315	190,748	4,099,000	919	229,140	62,362	—	4,715,484
(Impairment) reversal of wells, pipelines, properties, plant and equipment, net	35,031,541	(71,761,571)	426,560	(92,444)	42,214	—	—	(36,353,700)
Cost of sales	391,513,815	655,617,229	43,614,768	3,070,962	430,672,407	27,536,221	(719,410,712)	832,614,690

Gross income (loss)	187,499,246	(152,155,220)	41,486,263	(1,221,649)	10,310,066	79,498,940	(80,724,192)	84,693,454
Other revenue	2,162,510	4,092,943	513,076	13,355	874,412	4,112,550	—	11,768,846
Other expenses	(896,526)	(130,926)	(7,445)	6,204	(86,960)	(113,590)	34,529	(1,194,714)
Distribution, transportation and sales expenses	251,625	14,423,570	107,691	400,170	1,277,980	209,676	(4,234,470)	12,436,242
Administrative expenses	72,457,241	51,017,304	15,762,946	1,099,456	2,106,780	79,922,661	(76,471,944)	145,894,444

Operating income (loss)	116,056,364	(213,634,077)	26,121,257	(2,701,716)	7,712,758	3,365,563	16,751	(63,063,100)
Financing income	77,700,999	223,712	3,340,622	245,510	307,229	162,801,375	(227,877,399)	16,742,048
Financing cost	(164,419,519)	(11,491,708)	(450,802)	(674,869)	(812,552)	(211,776,436)	227,860,644	(161,765,242)
Derivative financial instruments (cost) income, net	24,939,748	22,862	—	—	(1,794,243)	(6,072,226)	—	17,096,141
Foreign exchange (loss), net	(116,528,387)	(8,893,829)	(442,139)	(166,971)	(750,041)	(2,167,937)	—	(128,949,304)
(Loss) profit sharing in joint ventures and associates	(61,956)	1,346,829	3,813	(2,362,891)	(1,931,323)	(441,711,566)	441,176,561	(3,540,533)
Taxes, duties and other	154,609,136	—	4,842,171	—	3,413,999	22,706,769	—	185,572,075

Net (loss) income	(216,921,887)	(232,426,211)	23,730,580	(5,660,937)	(682,171)	(518,267,996)	441,176,557	(509,052,065)

Total current assets	937,017,021	152,553,067	166,202,857	2,960,958	168,261,357	906,149,787	(2,003,285,308)	329,859,739
Total non-current assets	884,741,960	328,449,091	167,498,268	3,404,696	40,084,813	750,322,623	(575,873,262)	1,598,628,189
Total current liabilities	464,163,895	388,367,873	39,568,364	17,328,604	129,161,357	1,734,633,918	(2,000,813,940)	772,410,071
Total non-current liabilities	2,363,252,154	714,289,669	90,624,955	453,465	1,121,488	2,218,921,311	(1,827,858,155)	3,560,804,887
Equity (deficit), net	(1,005,657,068)	(621,655,384)	203,507,806	(11,416,415)	78,063,325	(2,297,082,819)	1,249,513,525	(2,404,727,030)
Depreciation and amortization	101,126,295	19,734,723	5,917,668	10,137	317,241	2,525,756	—	129,631,820
Depreciation of rights of use	313,008	4,679,723	460,957	35,515	992,148	747,880	—	7,229,231
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	35,356,366	51,176,601	8,927,651	669,076	(1,156)	32,680,002	—	128,808,540

(1)	Merged as of January 1, 2021, see Note 28-E.

As of/ for the year ended December 31, 2019	Exploration and Production (1)	Industrial Transformation (2)	Logistics	Fertilizers	Trading Companies	Corporate and Other Operating Subsidiary Companies	Intersegment eliminations	Total

Sales:
Trade	409,059,838	797,167,115	—	1,634,300	175,509,189	9,492,063	—	1,392,862,505
Intersegment	333,735,644	127,887,636	88,604,529	560,987	484,139,042	100,021,336	(1,134,949,174)	—
Services income	473,324	2,088,771	4,663,770	853	67,982	1,813,980	—	9,108,680
(Impairment) reversal of wells, pipelines, properties, plant and equipment, net (3)	(104,035,887)	42,243,942	34,119,240	(2,298,775)	(1,311,674)	—	—	(31,283,154)
Cost of sales	472,489,346	970,522,186	51,298,858	3,380,826	646,671,417	49,979,372	(1,071,408,581)	1,122,933,424

Gross income (loss)	166,743,573	(1,134,722)	76,088,681	(3,483,461)	11,733,122	61,348,007	(63,540,593)	247,754,607
Other revenue	6,796,590	3,110,226	202,800	22,575	444,289	4,363,967	—	14,940,447
Other expenses	(6,134,114)	(551,926)	(311,878)	(7,147)	—	(130,791)	(75,835)	(7,211,691)
Distribution, transportation and sales expenses	262,642	24,007,852	22,467	288,347	1,323,007	31,323	(4,049,727)	21,885,911
Administrative expenses	59,171,975	50,652,341	8,504,381	615,830	2,575,536	68,791,707	(59,542,948)	130,768,822

Operating income (loss)	107,971,432	(73,236,615)	67,452,755	(4,372,210)	8,278,868	(3,241,847)	(23,753)	102,828,630
Financing income (3)	87,737,456	1,938,163	697,130	65,049	801,046	156,297,750	(218,300,991)	29,235,603
Financing cost	(134,241,910)	(6,346,480)	(434,392)	(770,869)	(971,573)	(208,419,002)	218,322,886	(132,861,340)
Derivative financial instruments (cost) income, net (3)	(7,014,529)	(9,231)	—	—	(1,471,566)	(14,768,593)	(4)	(23,263,923)
Foreign exchange (loss) income, net	78,315,007	3,674,481	214,157	48,226	(212,619)	4,891,136	—	86,930,388
Profit (loss) sharing in joint ventures and associates	28,770	105,447	(17,682)	(2,314,587)	1,195,058	(295,764,002)	295,609,103	(1,157,893)
Taxes, duties and other	373,640,107	(1,446,202)	(19,902,667)	—	2,433,349	(10,901,098)	—	343,823,489

Net (loss) income	(240,843,881)	(72,428,033)	87,814,635	(7,344,391)	5,185,865	(350,103,460)	295,607,241	(282,112,024)

Total current assets (3)	987,717,368	220,885,024	111,906,985	7,783,507	161,329,297	718,398,444	(1,864,985,584)	343,035,041
Total non-current assets (3)	833,264,268	385,174,767	160,050,916	1,710,361	43,098,566	1,001,349,312	(783,436,151)	1,641,212,039
Total current liabilities	393,129,182	290,128,797	28,995,291	12,648,563	125,341,872	1,564,317,345	(1,862,357,422)	552,203,628
Total non-current liabilities	2,210,050,053	682,521,743	78,111,581	6,121,684	3,382,236	2,080,349,970	(1,697,084,513)	3,363,452,754
Equity (deficit), net (3)	(782,197,599)	(366,590,749)	164,851,029	(9,276,379)	75,703,755	(1,924,919,559)	911,020,200	(1,931,409,302)
Depreciation and amortization	103,328,661	25,260,746	6,521,380	(323,902)	93,193	2,306,932	—	137,187,010
Depreciation of rights of use	352,286	4,858,427	228,929	35,515	1,288,306	665,812	—	7,429,275
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	34,534,805	54,347,829	243,330	(6,361)	37,512	27,019,834	—	116,176,949

(1)
On July 1, 2019 Pemex Drilling and Services was merged into Pemex Exploration and Production. For comparison purposes all operations for periods prior to the merger are presented in the Pemex Exploration and Production segment.

(2)
On July 1, 2019 Pemex Ethylene was merged into Pemex Industrial Transformation. For comparison purposes all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.

(3)	See Note 4.

For the year ended December 31, 2018	Exploration and Production (1)	Industrial Transformation (2) (3)	Logistics	Fertilizers	Trading Companies	Corporate and Other Operating Subsidiary Companies	Intersegment eliminations	Total

Sales:
Trade	482,262,631	973,367,343	—	2,933,424	204,103,954	9,778,796	—	1,672,446,148
Intersegment	400,613,623	143,632,442	63,672,574	65,802	640,382,216	119,762,378	(1,368,129,035)	—
Services income	221,885	559,515	4,708,217	4,742	64,038	3,114,605	—	8,673,002
Reversal (impairment) of wells, pipelines, properties, plant and equipment, net	65,013,616	659,610	(40,288,338)	(2,246,264)	(1,719,627)	—	—	21,418,997
Cost of sales	401,629,016	1,107,749,282	42,694,683	4,509,881	837,820,025	54,148,722	(1,249,040,048)	1,199,511,561

Gross income (loss)	546,482,739	10,469,628	(14,602,230)	(3,752,177)	5,010,556	78,507,057	(119,088,987)	503,026,586
Other income	23,734,616	6,784,333	178,431	81,808	1,703,304	7,683,041	1,352,098	41,517,631
Other expenses	(15,057,062)	(1,263,087)	(40,248,271)	(10,389)	87,697	(911,091)	38,937,083	(18,465,120)
Distribution, transportation and sales expenses	106,573	26,867,986	82,755	387,397	280,407	94,457	(3,462,366)	24,357,209
Administrative expenses	68,953,644	53,474,193	11,592,604	785,883	1,541,092	74,525,804	(76,551,739)	134,321,481

Operating income (loss)	486,100,076	(64,351,305)	(66,347,429)	(4,854,038)	4,980,058	10,658,746	1,214,299	367,400,407
Financing income	94,359,725	7,502,075	1,351,514	4,916	702,471	142,481,311	(214,844,890)	31,557,122
Financing cost (4)	(131,257,815)	(1,990,001)	(220,721)	(478,044)	(1,379,583)	(202,865,030)	214,321,510	(123,869,684)
Derivative financial instruments (cost) income, net (4)	(15,989,398)	(11,304)	—	—	382,568	(3,497,812)	(5)	(19,115,951)
Foreign exchange income (loss), net	28,066,138	(1,736,100)	167,982	(2,577)	920,488	(3,756,451)	—	23,659,480
Profit (loss) sharing in joint ventures and associates	54,149	—	(1,092)	—	1,012,490	(124,094,148)	124,555,613	1,527,012
Taxes, duties and other	469,262,312	1,446,202	(2,474,189)	—	1,840,409	(8,496,511)	—	461,578,223

Net (loss) income	(7,929,437)	(62,032,837)	(62,575,557)	(5,329,743)	4,778,083	(172,576,873)	125,246,527	(180,419,837)

Depreciation and amortization	126,154,366	20,569,085	4,409,226	(246,697)	403,122	2,092,938	—	153,382,040
Net periodic cost of employee benefits excluding items recognized in other comprehensive income	33,715,993	51,247,894	191,132	9,162	(321,683)	26,861,666	2,917,450	114,621,614

(1)
On July 1, 2019 Pemex Drilling and Services was merged into Pemex Exploration and Production. For comparison purposes all operations for periods prior to the merger are presented in the Pemex Exploration and Production segment.

(2)
On July 1, 2019 Pemex Ethylene was merged into Pemex Industrial Transformation. For comparison purposes all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.

(3)
Pemex Cogeneration and Services was liquidated on July 27, 2018. Except for certain expenses incurred in the liquidation, all operations were transferred to Pemex Industrial Transformation. For comparison purposes all operations for periods prior to the merger are presented in the Pemex Industrial Transformation segment.

(4)	See Note 4.

Supplemental geographic information –

	For the years ended December 31,
	2020		2019		2018

Domestic sales	Ps.	503,712,031	Ps.	807,020,214	Ps.	980,559,538

Export sales:
United States		304,344,028		372,134,617		434,838,159
Canada, Central and South America		2,105,703		3,102,066		11,274,714
Europe		45,254,008		131,498,445		158,900,339
Other		93,530,590		79,107,163		86,873,398
Total export sales		445,234,329		585,842,291		691,886,610

Services income*		4,715,484		9,108,680		8,673,002

Total sales	Ps.	953,661,844	Ps.	1,401,971,185	Ps.	1,681,119,150

*	Services income as of December 31, 2020, 2019 and 2018 represent approximately 97%, 80% and 63%, from domestic sales, respectively.
PEMEX does not have significant long-lived assets outside of Mexico.
Income by product –

	For the years ended December 31,
	2020		2019		2018
Domestic sales
Refined petroleum products and derivatives (primarily gasolines)	Ps.	409,240,569	Ps.	725,759,040	Ps.	850,342,124
Gas		79,176,837		66,303,063		110,219,691
Petrochemical products		15,294,625		14,958,111		19,997,723
Total domestic sales	Ps.	503,712,031	Ps.	807,020,214	Ps.	980,559,538

Export sales
Crude oil	Ps.	301,199,114	Ps.	408,771,392	Ps.	482,259,045
Refined petroleum products and derivatives (primarily gasolines)		107,391,773		118,495,443		167,796,526
Gas		32,192,334		53,353,075		34,446,277
Petrochemical products		4,451,108		5,222,381		7,384,762

Total export sales	Ps.	445,234,329	Ps.	585,842,291	Ps.	691,886,610